SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2022	December 31, 2021
Gross receivables
Real Estate Services	$2,805	$1,442
Healthcare Services	1,416	880
Sub Total	4,221	2,322
Allowance
Real Estate Services	(633)	(35)
Healthcare Services	(177)	(142)
Sub Total	(810)	(177)
Accounts receivable, net of allowance	$3,411	$2,145

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	June 30, 2022	December 31, 2021
Gross receivables
Real Estate Services	$2,467	$1,442
Healthcare Services	2,615	880
Sub Total	5,082	2,322
Allowance
Real Estate Services	(538)	(35)
Healthcare Services	(221)	(142)
Sub Total	(759)	(177)
Accounts receivable, net of allowance	$4,323	$2,145

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	September 30, 2022	December 31, 2021
Gross receivables
Real Estate Services	$2,479	$1,442
Healthcare Services	4,331	880
Subtotal	6,810	2,322
Allowance
Real Estate Services	(304)	(35)
Healthcare Services	(276)	(142)
Subtotal	(580)	(177)
Accounts receivable, net of allowance	$6,230	$2,145

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2021	December 31, 2020
Gross receivables
Real Estate Services (a)	$1,442	$3,481
Healthcare Services	880	—
Sub Total	2,322	3,481
Allowance
Real Estate Services (a)	(35)	(1,381)
Healthcare Services	(142)	—
Sub Total	(177)	(1,381)
Accounts receivable, net of allowance	$2,145	$2,100

(a)	See Note 6– Leases for details on the impact of the Wellington Lease Termination.

SUMMARY OF REAL ESTATE TAX RECOGNIZED ON CONSOLIDATED STATEMENTS OF OPERATIONS

The following table summarizes real estate tax recognized on our consolidated statements of operations in “Other Operating Expenses” for the twelve months ended December 31, 2021, and 2020:

	Year Ended December 31,
(Amounts in 000’s)	2021	2020
Rental revenues	$464	$549
Other operating expenses	$464	$549

SCHEDULE OF ACCOUNTS PAYABLE

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2022	December 31, 2021
Accounts payable
Real Estate Services	$3,541	$2,781
Healthcare Services	965	968
Total Accounts payable	$4,506	$3,749

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	June 30, 2022	December 31, 2021
Accounts payable
Real Estate Services	$3,104	$2,781
Healthcare Services	1,325	968
Total Accounts payable	$4,429	$3,749

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	September 30, 2022	December 31, 2021
Accounts payable
Real Estate Services	$1,877	$2,781
Healthcare Services	1,601	968
Total Accounts payable	$3,478	$3,749

The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2021	December 31, 2020
Accounts payable
Real Estate Services	$2,781	$3,008
Healthcare Services	968	—
Total Accounts payable	$3,749	$3,008

SCHEDULE OF SECURITIES OUTSTANDING EXCLUDED FROM COMPUTATION

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	March 31,
(Share amounts in 000’s)	2022	2021
Stock options	13	13
Warrants - employee	34	49
Warrants - non employee	5	9
Total anti-dilutive securities	52	71

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	June 30,
(Share amounts in 000’s)	2022	2021
Stock options	13	13
Warrants - employee	34	49
Warrants - non employee	5	9
Total anti-dilutive securities	52	71

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	September 30,
(Share amounts in 000’s)	2022	2021
Stock options	13	13
Warrants - employee	34	49
Warrants - non employee	5	9
Total anti-dilutive securities	52	71

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	December 31,
(Amounts in 000’s)	2021	2020
Stock options	13	13
Common stock warrants - employee	34	49
Common stock warrants - nonemployee	9	9
Total shares	56	71